Note 31 (Tables)	12 Months Ended
Dec. 31, 2025
Minority interests (non-controlling interests) [Abstract]
Non Controlling Interest Classified By Concept [Table Text Block]
The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interests)” of total equity in the consolidated balance sheets is as follows:

MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	2025	2024	2023
Garanti BBVA	1,315	1,351	1,129
BBVA Peru	2,004	1,779	1,586
BBVA Argentina	729	843	544
BBVA Colombia	53	60	82
BBVA Venezuela	133	134	108
Other entities	206	191	115
Total	4,441	4,359	3,564

Profit attributable to non controlling interests [Table Text Block]
These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interests)” in the consolidated income statements:

PROFIT ATTRIBUTABLE TO MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	2025	2024	2023
Garanti BBVA	154	116	95
BBVA Peru	335	260	236
BBVA Argentina	70	105	59
BBVA Colombia	3	(1)	(16)
BBVA Venezuela	44	32	24
Other entities	9	9	(1)
Total	615	521	397